(Loss)/earnings per shares (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of basic and diluted earnings per share

Earnings figures are calculated as follows:

	2025	2025	2024	2023
	US$	HK$	HK$	HK$

(Loss)/profit for the year attributable to the owners of the Company	(6,748,775)	(52,527,733)	32,900,444	(37,446,111)

Weighted average number of ordinary shares for the purpose of calculating the basic earnings per share and dilutive earning per share	16,555,205	16,555,205	12,845,765	10,000